Filed with the Securities and Exchange Commission on September 15, 2023

Securities Act of 1933 File No. 333-141120

Investment Company Act of 1940 File No. 811-22027

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 321	☒
And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 327	☒

(Check Appropriate Box or Boxes)

FUNDVANTAGE TRUST

(Exact Name of Registrant as Specified in Charter)

301 Bellevue Parkway, Wilmington, DE 19809

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (856) 528-3500

Joel L. Weiss

JW Fund Management LLC

1636 N Cedar Crest Blvd. #161

Allentown, PA 18104

(Name and Address of Agent for Service)

Copies to:

Joseph V. Del Raso, Esq.

Troutman Pepper Hamilton Sanders LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on October 18, 2023 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Explanatory note

Post-Effective Amendment No. 275 to the Registration Statement on Form N-1A (“Amendment No. 275”) for FundVantage Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on May 6, 2022, to register a new series of the Registrant. This Post-Effective Amendment No. 321 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 18, 2023 as the new date upon which Amendment No. 275 shall become effective. This Post-Effective Amendment No. 321 incorporates by reference Parts A, B and C contained in Amendment No. 275.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 321 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 321 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 15th day of September 2023.

FUNDVANTAGE TRUST
By:	/s/ Joel L. Weiss
Joel L. Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 321 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	September 15, 2023
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	September 15, 2023
Iqbal Mansur

/s/ Nicholas M. Marsini, Jr.*	Trustee	September 15, 2023
Nicholas M. Marsini, Jr.

/s/ Nancy B. Wolcott*	Trustee	September 15, 2023
Nancy B. Wolcott

/s/ Stephen M. Wynne*	Trustee	September 15, 2023
Stephen M. Wynne

/s/ Christine S. Catanzaro	Treasurer and CFO	September 15, 2023
Christine S. Catanzaro

/s/ Joel L. Weiss	President and CEO	September 15, 2023
Joel L. Weiss

* By:	/s/ Joel L. Weiss
Joel L. Weiss
Attorney-in-Fact